Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, D.C.  20004
Tel.  202.739.3000
Fax: 202.739.3001
www.morganlewis.com


March 6, 2002



VIA EDGAR

Filing Room
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549


Re:      The MDL Funds (File Nos. 333-50032 and 811-10207)
         Filing Pursuant to 497(j)
         ---------------------------------------------------------------------

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), I hereby certify on behalf of The MDL Funds that the prospectuses and Statements of Additional Information dated March 1, 2002 for the MDL Broad Market Fixed Income Fund and the MDL Large Cap Growth Equity Fund that would have been filed pursuant to Rule 497(j) of the 1933 Act, do not differ from those filed as part of Post-Effective Amendment No. 2 filed electronically on February 27, 2002.

Please do not hesitate to contact me at 202/739.5875 or John Ford at 202/739.5856 should you have any questions.


Sincerely,

/s/ Thomas P. Lemke

Thomas P. Lemke



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